PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Prepaid rental expenses		¥ 25,038	¥ 17,925
Interest receivable from time deposits		5,945	11,485
Prepaid advertising deposits		11,875	10,975
Prepaid advertising expenses		14,193	9,991
Prepaid value-added tax		50,587	7,176
Housing loans made to employees	[1]	4,968	2,290
Staff advances	[2]	1,404	423
Others	[3]	12,078	5,838
Total prepaid expenses and other current assets		126,088	¥ 66,103
Other Noncurrent Assets [Member]
Long Term Loans to Employees		¥ 12,751

[1]	Before 2016, the Company provided one-year housing loans to the employees to help them finance their purchase of apartments. In 2016, the Company provided five-year loans to the employees, which amounted to RMB12,751 and were included in other non-current assets.
[2]	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
[3]	Others mainly represent other deposits, professional fees and other miscellaneous prepaid expenses.